Customer crypto safeguarding (Tables)	12 Months Ended
Dec. 31, 2023
Customer Crypto Safeguarding
Schedule of customer crypto safeguarding

	2023	2022

Total approximate number of crypto held for customers	3,656,856	268,907
Fair value of the crypto-assets held by customers on the Group's platform
Nucoin	67,699	-
Bitcoin	39,814	10,227
Solana	13,579	-
Ethereum	12,170	7,823
Matic	9,769	181
Others	10,223	82,00
Total	153,254	18,313